Deposits (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current portion:
Suppliers	$ 1,236,211	$ 1,421,246
Security deposit on leased premises	92,241
Total current	1,328,452	1,421,246
Non-current portion:
Suppliers	1,952	1,099
Security deposit on leased premises	246,804	300,242
Total non-current	248,756	301,341
Total Deposits	$ 1,577,208	$ 1,722,587